Share-Based Payment Arrangements - Summary of Granted RSAs (Detail) shares in Millions	12 Months Ended
Dec. 31, 2024 TWD ($) shares
2021 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year	0.7
Issuance of stocks	0.0
Canceled shares	(0.3)
Balance, end of year	0.4
Weighted-average fair value of RSAs | $	$ 325.81
2022 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year	2.1
Issuance of stocks	0.0
Canceled shares	(1.1)
Balance, end of year	1.0
Weighted-average fair value of RSAs | $	$ 277.71
2023 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year	0.0
Issuance of stocks	3.0
Canceled shares	0.0
Balance, end of year	3.0
Weighted-average fair value of RSAs | $	$ 364.43
2024 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year	0.0
Issuance of stocks	2.3
Canceled shares	0.0
Balance, end of year	2.3
Weighted-average fair value of RSAs | $	$ 662.42